RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2018
Shareholder of Series A-3 Redeemable Convertible Preferred Shares
Related Party Transactions
Loan obtained by Group	¥ 1,000	¥ 10,343